Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–39.32%
Aerospace & Defense–0.90%
Boeing Co. (The)(b)	4,372	$838,025
Howmet Aerospace, Inc.	15,298	707,532
		1,545,557
Agricultural & Farm Machinery–0.32%
Deere & Co.	1,430	539,653
Air Freight & Logistics–0.51%
United Parcel Service, Inc., Class B	5,605	873,651
Application Software–0.82%
Klaviyo, Inc., Class A	3,754	129,513
Manhattan Associates, Inc.(b)	1,972	389,786
Synopsys, Inc.(b)	1,040	477,329
Tyler Technologies, Inc.(b)	1,046	403,902
		1,400,530
Automobile Manufacturers–0.26%
Tesla, Inc.(b)(c)	1,809	452,648
Automotive Parts & Equipment–0.24%
Aptiv PLC(b)	4,159	410,036
Automotive Retail–0.29%
AutoNation, Inc.(b)	3,271	495,229
Biotechnology–0.50%
Gilead Sciences, Inc.(c)	11,357	851,094
Broadline Retail–1.98%
Amazon.com, Inc.(b)	26,550	3,375,036
Casinos & Gaming–0.19%
Boyd Gaming Corp.	5,370	326,657
Communications Equipment–0.48%
Motorola Solutions, Inc.	3,032	825,432
Construction Materials–0.42%
Vulcan Materials Co.	3,592	725,656
Distillers & Vintners–0.61%
Constellation Brands, Inc., Class A	4,147	1,042,266
Distributors–0.29%
LKQ Corp.	10,011	495,645
Diversified Banks–1.19%
JPMorgan Chase & Co.	14,006	2,031,150
Diversified Financial Services–0.34%
Equitable Holdings, Inc.	20,648	586,197
Electrical Components & Equipment–0.90%
Generac Holdings, Inc.(b)(c)	2,785	303,454
Hubbell, Inc.	1,663	521,201
Regal Rexnord Corp.(c)	2,379	339,911
Rockwell Automation, Inc.	1,317	376,491
		1,541,057
Shares		Value
Electronic Equipment & Instruments–0.25%
Keysight Technologies, Inc.(b)	3,286	$434,771
Fertilizers & Agricultural Chemicals–0.22%
Mosaic Co. (The)	10,526	374,726
Financial Exchanges & Data–0.38%
Intercontinental Exchange, Inc.	5,835	641,967
Health Care Equipment–1.27%
Baxter International, Inc.	10,111	381,589
Boston Scientific Corp.(b)	13,804	728,851
DexCom, Inc.(b)	3,334	311,062
Zimmer Biomet Holdings, Inc.	6,594	739,979
		2,161,481
Health Care Facilities–0.68%
Acadia Healthcare Co., Inc.(b)	4,991	350,917
HCA Healthcare, Inc.	1,757	432,187
Tenet Healthcare Corp.(b)	5,651	372,344
		1,155,448
Homebuilding–0.22%
D.R. Horton, Inc.	3,494	375,500
Hotels, Resorts & Cruise Lines–0.50%
Airbnb, Inc., Class A(b)	3,296	452,244
Wyndham Hotels & Resorts, Inc.	5,899	410,217
		862,461
Household Products–0.58%
Procter & Gamble Co. (The)	6,770	987,472
Industrial Conglomerates–0.29%
Honeywell International, Inc.	2,719	502,308
Industrial Machinery & Supplies & Components–0.23%
Lincoln Electric Holdings, Inc.(c)	2,132	387,576
Industrial REITs–0.71%
Prologis, Inc.	10,801	1,211,980
Insurance Brokers–0.49%
Arthur J. Gallagher & Co.	3,683	839,466
Integrated Oil & Gas–1.08%
Exxon Mobil Corp.	15,633	1,838,128
Integrated Telecommunication Services–0.80%
Deutsche Telekom AG (Germany)	32,795	688,677
Verizon Communications, Inc.	21,011	680,966
		1,369,643
Interactive Home Entertainment–0.40%
Electronic Arts, Inc.	5,696	685,798
Interactive Media & Services–3.16%
Alphabet, Inc., Class A(b)	24,497	3,205,677
Meta Platforms, Inc., Class A(b)	7,288	2,187,931
		5,393,608

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Internet Services & Infrastructure–0.27%
Snowflake, Inc., Class A(b)	2,982	$455,560
Investment Banking & Brokerage–1.04%
Charles Schwab Corp. (The)	18,631	1,022,842
Raymond James Financial, Inc.	7,427	745,893
		1,768,735
IT Consulting & Other Services–0.35%
Amdocs Ltd.	7,110	600,724
Managed Health Care–0.91%
Molina Healthcare, Inc.(b)	1,134	371,827
UnitedHealth Group, Inc.	2,360	1,189,889
		1,561,716
Metal, Glass & Plastic Containers–0.30%
Silgan Holdings, Inc.(c)	11,700	504,387
Multi-line Insurance–0.44%
Hartford Financial Services Group, Inc. (The)	10,592	751,079
Multi-Utilities–0.89%
CMS Energy Corp.	7,292	387,278
Dominion Energy, Inc.(c)	9,186	410,339
WEC Energy Group, Inc.	9,066	730,266
		1,527,883
Oil & Gas Exploration & Production–0.82%
APA Corp.	11,566	475,362
Chesapeake Energy Corp.(c)	5,418	467,194
Marathon Oil Corp.	17,265	461,839
		1,404,395
Personal Care Products–0.23%
BellRing Brands, Inc.(b)	9,335	384,882
Pharmaceuticals–1.83%
AstraZeneca PLC, ADR (United Kingdom)	10,595	717,493
Eli Lilly and Co.	2,416	1,297,706
Merck & Co., Inc.	10,731	1,104,757
		3,119,956
Rail Transportation–0.36%
Union Pacific Corp.	3,048	620,664
Regional Banks–0.42%
M&T Bank Corp.	5,647	714,063
Restaurants–0.31%
Starbucks Corp.	5,747	524,529
Semiconductor Materials & Equipment–0.53%
Applied Materials, Inc.	6,548	906,571
Semiconductors–1.88%
ARM Holdings PLC, ADR(b)	10,765	576,143
NVIDIA Corp.	6,067	2,639,084
		3,215,227
Soft Drinks & Non-alcoholic Beverages–0.76%
Coca-Cola Consolidated, Inc.	792	503,965
PepsiCo, Inc.	4,651	788,066
		1,292,031
Shares		Value
Specialty Chemicals–0.32%
PPG Industries, Inc.	4,149	$538,540
Systems Software–3.07%
Microsoft Corp.	16,606	5,243,344
Technology Hardware, Storage & Peripherals–2.10%
Apple, Inc.	20,975	3,591,130
Tobacco–0.47%
Philip Morris International, Inc.	8,621	798,132
Transaction & Payment Processing Services–0.52%
Mastercard, Inc., Class A	2,238	886,047
Total Common Stocks & Other Equity Interests (Cost $48,501,321)		67,149,422
Principal Amount
U.S. Dollar Denominated Bonds & Notes–24.79%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$6,000	5,933
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	7,000	6,823
		12,756
Aerospace & Defense–0.24%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	5,000	4,806
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	118,000	113,476
5.60%, 07/31/2053	54,000	50,543
Lockheed Martin Corp.,
4.95%, 10/15/2025	12,000	11,912
5.10%, 11/15/2027	11,000	10,943
4.75%, 02/15/2034	72,000	68,198
5.70%, 11/15/2054	9,000	8,988
5.90%, 11/15/2063	9,000	9,187
Northrop Grumman Corp., 4.95%, 03/15/2053	19,000	16,716
RTX Corp.,
5.00%, 02/27/2026	15,000	14,823
5.15%, 02/27/2033	97,000	91,903
		401,495
Agricultural & Farm Machinery–0.12%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	24,000	23,822
John Deere Capital Corp.,
4.55%, 10/11/2024	26,000	25,744
4.70%, 06/10/2030	154,000	148,164
		197,730
Agricultural Products & Services–0.03%
Cargill, Inc.,
4.88%, 10/10/2025(d)	19,000	18,798
4.75%, 04/24/2033(d)	36,000	33,993
		52,791
Air Freight & Logistics–0.12%
United Parcel Service, Inc.,
4.88%, 03/03/2033	70,000	67,500
5.05%, 03/03/2053	148,000	135,838
		203,338
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Application Software–0.18%
Intuit, Inc.,
5.20%, 09/15/2033	$192,000	$187,068
5.50%, 09/15/2053	123,000	118,098
Workday, Inc., 3.70%, 04/01/2029	9,000	8,168
		313,334
Asset Management & Custody Banks–0.39%
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	6,000	5,506
5.15%, 05/15/2033	118,000	111,587
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(e)	18,000	17,496
4.54%, 02/01/2029(e)	53,000	50,535
5.83%, 10/25/2033(e)	18,000	17,704
4.71%, 02/01/2034(e)	33,000	29,814
Series J, 4.97%, 04/26/2034(e)	67,000	61,828
Series I, 3.75%(e)(f)	23,000	18,713
BlackRock, Inc., 4.75%, 05/25/2033	130,000	122,104
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	75,518
Brookfield Corp. (Canada), 4.00%, 01/15/2025	5,000	4,864
Northern Trust Corp., 6.13%, 11/02/2032	19,000	18,774
State Street Corp.,
4.82%, 01/26/2034(e)	15,000	13,688
5.16%, 05/18/2034(e)	118,000	109,826
		657,957
Automobile Manufacturers–0.43%
American Honda Finance Corp.,
4.70%, 01/12/2028	54,000	52,505
4.60%, 04/17/2030	34,000	32,271
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	148,083
Hyundai Capital America,
5.50%, 03/30/2026(d)	53,000	52,323
5.65%, 06/26/2026(d)	70,000	69,429
5.60%, 03/30/2028(d)	87,000	85,169
5.80%, 04/01/2030(d)	12,000	11,683
Mercedes-Benz Finance North America LLC (Germany), 5.10%, 08/03/2028(d)	217,000	212,677
PACCAR Financial Corp.,
4.95%, 10/03/2025	28,000	27,774
4.60%, 01/10/2028	18,000	17,566
Toyota Motor Credit Corp., 4.63%, 01/12/2028	29,000	28,340
		737,820
Automotive Parts & Equipment–0.16%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	70,000	67,217
4.90%, 05/01/2033(d)	107,000	100,841
5.40%, 05/01/2053(d)	108,000	99,885
		267,943
Automotive Retail–0.12%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	39,000	36,886
Principal Amount		Value
Automotive Retail–(continued)
AutoZone, Inc.,
5.05%, 07/15/2026	$77,000	$75,905
5.20%, 08/01/2033	94,000	88,062
		200,853
Biotechnology–0.42%
Amgen, Inc.,
5.25%, 03/02/2025	112,000	111,189
5.15%, 03/02/2028	84,000	82,644
5.25%, 03/02/2030	38,000	37,141
5.25%, 03/02/2033	87,000	83,207
5.60%, 03/02/2043	76,000	70,703
5.65%, 03/02/2053	84,000	78,677
Gilead Sciences, Inc.,
5.25%, 10/15/2033	187,000	182,470
5.55%, 10/15/2053	79,000	76,012
		722,043
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	6,000	7,343
Building Products–0.00%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	6,000	4,597
Cable & Satellite–0.07%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
7.28% (3 mo. Term SOFR + 1.91%), 02/01/2024(g)	7,000	7,024
4.91%, 07/23/2025	38,000	37,144
Comcast Corp.,
5.50%, 11/15/2032	30,000	29,670
2.65%, 08/15/2062	5,000	2,625
Cox Communications, Inc., 5.70%, 06/15/2033(d)	37,000	35,683
		112,146
Cargo Ground Transportation–0.18%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	23,000	22,673
5.70%, 02/01/2028(d)	28,000	27,313
5.55%, 05/01/2028(d)	76,000	73,686
6.05%, 08/01/2028(d)	103,000	101,784
6.20%, 06/15/2030(d)	31,000	30,575
Ryder System, Inc.,
4.63%, 06/01/2025	50,000	48,855
4.30%, 06/15/2027	7,000	6,670
		311,556
Commercial & Residential Mortgage Finance–0.11%
Aviation Capital Group LLC, 6.25%, 04/15/2028(d)	58,000	56,773
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(e)	150,000	132,117
		188,890
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Communications Equipment–0.00%
Motorola Solutions, Inc., 4.60%, 02/23/2028	$5,000	$4,784
Computer & Electronics Retail–0.03%
Leidos, Inc.,
2.30%, 02/15/2031	6,000	4,618
5.75%, 03/15/2033	47,000	45,083
		49,701
Construction Machinery & Heavy Transportation Equipment– 0.12%
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	199,927
Consumer Finance–0.15%
Capital One Financial Corp.,
6.31%, 06/08/2029(e)	108,000	105,604
6.38%, 06/08/2034(e)	96,000	90,676
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	44,000	43,815
5.40%, 04/06/2026	13,000	12,734
Synchrony Financial, 4.25%, 08/15/2024	5,000	4,884
		257,713
Consumer Staples Merchandise Retail–0.10%
Dollar General Corp., 5.50%, 11/01/2052	10,000	8,362
Target Corp.,
4.50%, 09/15/2032	19,000	17,687
4.80%, 01/15/2053	39,000	33,395
Walmart, Inc., 4.50%, 04/15/2053	127,000	109,433
		168,877
Data Processing & Outsourced Services–0.23%
Concentrix Corp., 6.85%, 08/02/2033(c)	421,000	389,260
Distillers & Vintners–0.02%
Brown-Forman Corp., 4.75%, 04/15/2033	21,000	19,979
Constellation Brands, Inc., 4.90%, 05/01/2033	15,000	13,931
		33,910
Diversified Banks–8.67%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	247,640
6.75%(d)(e)(f)	425,000	411,311
Bank of America Corp.,
3.37%, 01/23/2026(e)	5,000	4,809
4.95%, 07/22/2028(e)	10,000	9,612
5.20%, 04/25/2029(e)	178,000	171,547
4.27%, 07/23/2029(e)	4,000	3,688
5.82%, 09/15/2029(e)	328,000	324,111
4.57%, 04/27/2033(e)	13,000	11,548
5.02%, 07/22/2033(e)	17,000	15,649
5.29%, 04/25/2034(e)	170,000	158,282
5.87%, 09/15/2034(e)	248,000	241,478
2.48%, 09/21/2036(e)	7,000	5,098
7.75%, 05/14/2038	115,000	128,855
Principal Amount		Value
Diversified Banks–(continued)
Bank of America N.A., 5.53%, 08/18/2026(c)	$458,000	$455,938
Bank of Montreal (Canada), 5.30%, 06/05/2026	63,000	62,169
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(e)	246,000	245,956
Barclays Bank PLC (United Kingdom), 0.00%, 09/13/2034(e)	200,000	195,364
BNP Paribas S.A. (France), 8.50%(d)(e)(f)	200,000	196,165
BPCE S.A. (France),
5.87% (SOFR + 0.57%), 01/14/2025(d)(g)	250,000	249,018
4.50%, 03/15/2025(d)	184,000	177,511
CaixaBank S.A. (Spain), 6.84%, 09/13/2034(d)(e)	200,000	196,166
Citigroup, Inc.,
5.61%, 09/29/2026(e)	46,000	45,542
4.08%, 04/23/2029(e)	7,000	6,446
6.17%, 05/25/2034(c)(e)	197,000	188,393
7.38%(c)(e)(f)	348,000	338,543
7.63%(e)(f)	328,000	320,817
Series V, 4.70%(e)(f)	160,000	144,433
Citizens Bank N.A., 6.06%, 10/24/2025(e)	358,000	345,561
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	128,241
Credit Agricole S.A. (France), 4.38%, 03/17/2025(d)	304,000	293,877
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	174,656
Discover Bank, 4.65%, 09/13/2028	122,000	109,011
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	268,007
Fifth Third Bancorp,
2.38%, 01/28/2025	32,000	30,398
1.71%, 11/01/2027(e)	35,000	30,258
6.34%, 07/27/2029(e)	33,000	32,617
4.77%, 07/28/2030(e)	65,000	59,038
HSBC Holdings PLC (United Kingdom),
2.25%, 11/22/2027(e)	200,000	176,612
4.04%, 03/13/2028(e)	135,000	125,010
5.21%, 08/11/2028(e)	205,000	197,452
4.58%, 06/19/2029(e)	183,000	169,256
6.33%, 03/09/2044(e)	256,000	246,087
4.60%(e)(f)	225,000	170,593
Huntington National Bank (The), 5.70%, 11/18/2025(e)	700,000	684,495
JPMorgan Chase & Co.,
3.78%, 02/01/2028(e)	5,000	4,659
3.54%, 05/01/2028(e)	6,000	5,520
4.85%, 07/25/2028(e)	11,000	10,606
5.30%, 07/24/2029(e)	185,000	180,074
4.59%, 04/26/2033(e)	9,000	8,116
5.72%, 09/14/2033(e)	45,000	43,285
5.35%, 06/01/2034(c)(e)	320,000	303,636
KeyCorp, 3.88%, 05/23/2025(e)	53,000	51,103
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	348,257
4.70%, 01/27/2028	189,000	174,659
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(e)	$593,000	$586,234
5.02%, 07/20/2028(e)	200,000	193,613
1.80%, 07/20/2033(e)	200,000	187,416
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(e)	200,000	197,321
5.67%, 09/13/2033(e)	209,000	200,004
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	246,185
PNC Bank N.A., 2.50%, 08/27/2024	252,000	244,089
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(e)	25,000	24,815
5.58%, 06/12/2029(e)	188,000	182,472
4.63%, 06/06/2033(e)	26,000	22,449
6.04%, 10/28/2033(e)	19,000	18,451
5.07%, 01/24/2034(e)	49,000	44,468
Series O, 9.31% (3 mo. Term SOFR + 3.94%)(f)(g)	26,000	26,026
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	6,000	5,999
5.00%, 02/01/2033	56,000	52,226
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(e)	200,000	153,418
6.30%, 07/06/2034(d)(e)	200,000	193,177
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	7,000	5,410
5.77%, 01/13/2033(c)	458,000	448,002
5.81%, 09/14/2033	235,000	228,443
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	199,275
5.55%, 09/14/2028(d)	203,000	201,961
Synovus Bank, 5.63%, 02/15/2028	250,000	226,672
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(e)	200,000	199,471
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	6,000	5,578
4.55%, 07/22/2028(e)	18,000	16,916
5.78%, 06/12/2029(e)	144,000	140,247
4.97%, 07/22/2033(e)	14,000	12,195
5.85%, 10/21/2033(e)	30,000	28,421
4.84%, 02/01/2034(e)	111,000	97,804
5.84%, 06/12/2034(e)	146,000	137,813
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	196,766
Wells Fargo & Co.,
3.58%, 05/22/2028(e)	7,000	6,412
5.57%, 07/25/2029(e)	126,000	122,975
5.39%, 04/24/2034(e)	54,000	50,506
5.56%, 07/25/2034(c)(e)	333,000	315,494
4.61%, 04/25/2053(e)	17,000	13,325
7.63%(e)(f)	132,000	133,408
Wells Fargo Bank N.A., 5.55%, 08/01/2025	506,000	504,497
		14,797,127
Principal Amount		Value
Diversified Capital Markets–0.40%
UBS Group AG (Switzerland),
4.55%, 04/17/2026	$154,000	$147,941
4.75%, 05/12/2028(d)(e)	205,000	193,780
6.30%, 09/22/2034(d)(e)	200,000	195,482
4.38%(d)(e)(f)	200,000	143,785
		680,988
Diversified Financial Services–0.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	204,000	199,454
Corebridge Financial, Inc., 6.05%, 09/15/2033(d)	175,000	170,247
		369,701
Diversified Metals & Mining–0.45%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	228,000	223,883
5.25%, 09/08/2030	168,000	164,200
5.25%, 09/08/2033	301,000	290,723
5.50%, 09/08/2053	94,000	90,051
		768,857
Diversified REITs–0.03%
CubeSmart L.P.,
2.25%, 12/15/2028	5,000	4,186
2.50%, 02/15/2032	7,000	5,330
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(d)	44,000	43,760
		53,276
Education Services–0.00%
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	6,000	5,771
Electric Utilities–1.08%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	159,507
American Electric Power Co., Inc., 5.75%, 11/01/2027	11,000	11,072
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	19,000	17,389
Constellation Energy Generation LLC,
6.13%, 01/15/2034	69,000	68,951
6.50%, 10/01/2053	61,000	61,214
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	41,000	37,570
Duke Energy Corp.,
5.00%, 12/08/2025	39,000	38,467
5.00%, 08/15/2052	13,000	10,829
3.25%, 01/15/2082(e)	7,000	5,192
Duke Energy Indiana LLC, 5.40%, 04/01/2053	62,000	56,834
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	119,438
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(d)	200,000	202,402
Evergy Metro, Inc., 4.95%, 04/15/2033	27,000	25,318
Exelon Corp., 5.60%, 03/15/2053	53,000	48,313
Florida Power & Light Co., 4.80%, 05/15/2033	32,000	30,279
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Electric Utilities–(continued)
Georgia Power Co.,
4.65%, 05/16/2028	$23,000	$22,206
4.95%, 05/17/2033	91,000	85,386
Metropolitan Edison Co., 5.20%, 04/01/2028(d)	15,000	14,645
MidAmerican Energy Co.,
5.35%, 01/15/2034	46,000	45,419
5.85%, 09/15/2054	83,000	81,921
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	8,000	7,997
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	53,000	53,099
4.63%, 07/15/2027	19,000	18,324
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	26,000	24,351
PECO Energy Co., 4.90%, 06/15/2033	65,000	61,899
Pennsylvania Electric Co., 5.15%, 03/30/2026(d)	7,000	6,872
Public Service Co. of Colorado, 5.25%, 04/01/2053	48,000	41,890
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	65,000	63,954
Public Service Electric and Gas Co., 5.13%, 03/15/2053	26,000	23,755
San Diego Gas & Electric Co., 5.35%, 04/01/2053	117,000	106,534
Sierra Pacific Power Co., 5.90%, 03/15/2054(d)	58,000	55,689
Southern Co. (The), 5.70%, 10/15/2032	9,000	8,850
Southwestern Electric Power Co., 5.30%, 04/01/2033	42,000	39,696
Virginia Electric and Power Co., 5.00%, 04/01/2033	45,000	42,240
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	150,000	147,299
Xcel Energy, Inc., 4.60%, 06/01/2032	7,000	6,358
		1,851,159
Electrical Components & Equipment–0.01%
Regal Rexnord Corp., 6.30%, 02/15/2030(d)	22,000	21,268
Environmental & Facilities Services–0.35%
Republic Services, Inc.,
4.88%, 04/01/2029	10,000	9,724
5.00%, 04/01/2034	24,000	22,735
Veralto Corp.,
5.50%, 09/18/2026(d)	232,000	231,034
5.35%, 09/18/2028(d)	218,000	215,642
5.45%, 09/18/2033(d)	123,000	119,050
		598,185
Financial Exchanges & Data–0.13%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	8,000	7,350
4.95%, 06/15/2052	8,000	6,966
5.20%, 06/15/2062	51,000	44,775
Nasdaq, Inc.,
5.35%, 06/28/2028	39,000	38,311
5.55%, 02/15/2034	57,000	54,435
5.95%, 08/15/2053	24,000	22,436
6.10%, 06/28/2063	46,000	42,822
Principal Amount		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.,
2.90%, 03/01/2032	$6,000	$4,942
3.90%, 03/01/2062	8,000	5,790
		227,827
Gas Utilities–0.06%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	74,000	70,638
Southwest Gas Corp., 5.45%, 03/23/2028	25,000	24,629
		95,267
Health Care Distributors–0.03%
McKesson Corp., 5.10%, 07/15/2033	50,000	47,813
Health Care Equipment–0.13%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(d)	200,000	194,164
Becton, Dickinson and Co., 4.69%, 02/13/2028	31,000	30,068
		224,232
Health Care Facilities–0.12%
HCA, Inc., 5.90%, 06/01/2053	99,000	89,264
UPMC,
5.04%, 05/15/2033	86,000	81,330
5.38%, 05/15/2043	27,000	24,856
		195,450
Health Care REITs–0.01%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	6,000	5,578
2.00%, 03/15/2031	6,000	4,502
		10,080
Health Care Services–0.27%
CVS Health Corp.,
5.00%, 01/30/2029	73,000	70,647
5.25%, 01/30/2031	17,000	16,343
5.30%, 06/01/2033	86,000	81,511
5.88%, 06/01/2053	40,000	37,022
6.00%, 06/01/2063	43,000	39,530
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	130,883
Piedmont Healthcare, Inc.,
Series 2042, 2.72%, 01/01/2042	40,000	25,643
2.86%, 01/01/2052	49,000	28,766
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	66,000	36,191
		466,536
Health Care Supplies–0.03%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	59,000	54,997
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Home Improvement Retail–0.14%
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	$6,000	$5,589
5.00%, 04/15/2033	11,000	10,361
5.15%, 07/01/2033	80,000	75,933
5.75%, 07/01/2053	20,000	18,675
5.85%, 04/01/2063	139,000	128,086
		238,644
Hotels, Resorts & Cruise Lines–0.04%
Marriott International, Inc., 4.90%, 04/15/2029	63,000	60,101
Industrial Conglomerates–0.03%
Honeywell International, Inc., 5.00%, 02/15/2033	53,000	51,498
Industrial Machinery & Supplies & Components–0.39%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	333,000	331,340
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	21,000	20,663
5.70%, 08/14/2033	111,000	107,181
Nordson Corp.,
5.60%, 09/15/2028	47,000	46,581
5.80%, 09/15/2033	86,000	84,071
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	79,000	73,583
		663,419
Industrial REITs–0.00%
LXP Industrial Trust, 2.38%, 10/01/2031	6,000	4,402
Insurance Brokers–0.18%
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	158,000	153,928
5.45%, 03/15/2053	25,000	23,399
5.70%, 09/15/2053	140,000	135,423
		312,750
Integrated Oil & Gas–0.13%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	101,000	94,589
4.89%, 09/11/2033	57,000	53,543
BP Capital Markets PLC (United Kingdom), 4.88%(e)(f)	18,000	16,138
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	7,000	6,457
Occidental Petroleum Corp., 4.63%, 06/15/2045	78,000	56,186
		226,913
Integrated Telecommunication Services–0.06%
AT&T, Inc.,
2.55%, 12/01/2033	9,000	6,613
5.40%, 02/15/2034	94,000	88,015
Verizon Communications, Inc., 2.36%, 03/15/2032	18,000	13,739
		108,367
Interactive Home Entertainment–0.00%
Electronic Arts, Inc., 1.85%, 02/15/2031	7,000	5,443
Principal Amount		Value
Interactive Media & Services–0.06%
Meta Platforms, Inc.,
4.65%, 08/15/2062	$15,000	$11,950
5.75%, 05/15/2063	101,000	95,319
		107,269
Investment Banking & Brokerage–1.06%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(e)	99,000	97,011
5.85%, 05/19/2034(e)	99,000	94,240
6.14%, 08/24/2034(e)	293,000	285,179
Series K, 5.00%(e)(f)	18,000	15,088
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	24,000	23,917
6.02% (SOFR + 0.70%), 01/24/2025(g)	16,000	15,948
6.15% (SOFR + 0.79%), 12/09/2026(g)	55,000	54,662
6.17% (SOFR + 0.81%), 03/09/2027(g)	42,000	41,546
6.24% (SOFR + 0.92%), 10/21/2027(g)	41,000	40,319
Series W, 7.50%(c)(e)(f)	500,000	495,429
Morgan Stanley,
5.96% (SOFR + 0.63%), 01/24/2025(g)	10,000	9,984
5.12%, 02/01/2029(e)	27,000	26,011
5.16%, 04/20/2029(e)	199,000	191,532
5.45%, 07/20/2029(e)	68,000	66,292
5.25%, 04/21/2034(e)	205,000	190,467
5.42%, 07/21/2034(e)	148,000	139,671
5.95%, 01/19/2038(e)	24,000	22,450
		1,809,746
Life & Health Insurance–1.03%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	7,000	6,582
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(d)(g)	286,000	286,387
5.90%, 09/19/2028(d)	133,000	132,656
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	58,000	57,945
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(h)	509,000	409,671
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	5,000	4,633
MetLife, Inc.,
5.00%, 07/15/2052	6,000	5,186
5.25%, 01/15/2054	74,000	66,155
New York Life Global Funding, 4.55%, 01/28/2033(d)	62,000	56,903
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(d)	26,000	24,945
Pacific Life Global Funding II,
6.16% (SOFR + 0.80%), 03/30/2025(d)(g)	153,000	153,155
5.98% (SOFR + 0.62%), 06/04/2026(d)(g)	33,000	32,484
6.39% (SOFR + 1.05%), 07/28/2026(d)(g)	441,000	441,558
Principal Financial Group, Inc., 5.38%, 03/15/2033	59,000	56,719
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.20%, 03/15/2044(e)	$7,000	$6,861
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	9,000	7,955
		1,749,795
Managed Health Care–0.18%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	92,000	61,884
3.00%, 06/01/2051	54,000	34,054
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	24,000	23,902
5.15%, 10/15/2025	15,000	14,959
5.25%, 02/15/2028	20,000	20,043
5.30%, 02/15/2030	41,000	40,762
5.35%, 02/15/2033	33,000	32,662
4.50%, 04/15/2033	16,000	14,812
5.05%, 04/15/2053	44,000	39,402
5.20%, 04/15/2063	35,000	31,285
		313,765
Marine Transportation–0.06%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	110,000	106,950
Movies & Entertainment–0.03%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	26,000	20,122
5.14%, 03/15/2052	19,000	14,129
5.39%, 03/15/2062	30,000	22,178
		56,429
Multi-line Insurance–0.12%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	25,000	23,992
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	185,823
		209,815
Multi-Utilities–0.24%
Ameren Corp., 2.50%, 09/15/2024	5,000	4,838
Ameren Illinois Co., 4.95%, 06/01/2033	57,000	53,992
Black Hills Corp., 6.15%, 05/15/2034	192,000	187,103
Dominion Energy, Inc., 5.38%, 11/15/2032	62,000	59,262
NiSource, Inc.,
5.25%, 03/30/2028	15,000	14,711
5.40%, 06/30/2033	15,000	14,394
WEC Energy Group, Inc.,
5.00%, 09/27/2025	31,000	30,563
5.15%, 10/01/2027	18,000	17,711
4.75%, 01/15/2028	24,000	23,222
1.80%, 10/15/2030	6,000	4,570
		410,366
Office REITs–0.45%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	7,000	5,322
Principal Amount		Value
Office REITs–(continued)
Office Properties Income Trust,
4.25%, 05/15/2024	$88,000	$83,577
4.50%, 02/01/2025	36,000	29,488
2.65%, 06/15/2026	9,000	6,136
2.40%, 02/01/2027	39,000	23,376
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	617,000	623,320
		771,219
Oil & Gas Drilling–0.05%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	88,000	88,370
Oil & Gas Exploration & Production–0.11%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	6,000	5,602
ConocoPhillips Co.,
5.55%, 03/15/2054	98,000	93,218
5.70%, 09/15/2063	69,000	65,826
Pioneer Natural Resources Co., 5.10%, 03/29/2026	22,000	21,725
		186,371
Oil & Gas Refining & Marketing–0.04%
Phillips 66 Co., 5.30%, 06/30/2033	77,000	73,750
Oil & Gas Storage & Transportation–1.02%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(d)	72,000	69,532
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	43,000	43,152
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	76,000	72,852
Series NC5, 8.25%, 01/15/2084(e)	214,000	210,032
Energy Transfer L.P., 5.75%, 02/15/2033	14,000	13,473
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	196,356
Kinder Morgan, Inc.,
4.80%, 02/01/2033	9,000	8,120
5.20%, 06/01/2033	72,000	66,639
5.45%, 08/01/2052	25,000	21,275
MPLX L.P.,
5.00%, 03/01/2033	45,000	41,035
4.95%, 03/14/2052	15,000	11,754
ONEOK, Inc.,
5.65%, 11/01/2028	24,000	23,698
5.80%, 11/01/2030	149,000	145,953
6.10%, 11/15/2032	8,000	7,905
6.05%, 09/01/2033	146,000	143,521
6.63%, 09/01/2053	207,000	202,941
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	22,000	21,668
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	70,000	68,673
Targa Resources Corp., 5.20%, 07/01/2027	8,000	7,844
Western Midstream Operating L.P., 6.15%, 04/01/2033	62,000	59,869
Williams Cos., Inc. (The),
5.30%, 08/15/2028	230,000	225,118
5.65%, 03/15/2033	80,000	77,347
		1,738,757
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Other Specialty Retail–0.01%
Tractor Supply Co., 5.25%, 05/15/2033	$25,000	$23,630
Packaged Foods & Meats–0.11%
Conagra Brands, Inc., 4.60%, 11/01/2025	6,000	5,841
General Mills, Inc., 2.25%, 10/14/2031	5,000	3,905
Mars, Inc.,
4.55%, 04/20/2028(d)	101,000	97,901
4.65%, 04/20/2031(d)	53,000	50,455
McCormick & Co., Inc., 4.95%, 04/15/2033	22,000	20,489
		178,591
Paper & Plastic Packaging Products & Materials–0.00%
Sealed Air Corp., 1.57%, 10/15/2026(d)	6,000	5,227
Passenger Airlines–0.22%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	96,460	84,022
Series 2021-1, Class A, 2.88%, 07/11/2034	10,410	8,614
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	31,957	26,538
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	19,892	19,329
4.75%, 10/20/2028(d)	34,946	33,223
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	11,608	11,523
5.80%, 07/15/2037	204,000	199,077
		382,326
Personal Care Products–0.19%
Kenvue, Inc.,
5.05%, 03/22/2028(d)	42,000	41,470
5.00%, 03/22/2030(d)	77,000	75,063
4.90%, 03/22/2033(d)	93,000	88,933
5.10%, 03/22/2043(d)	40,000	36,962
5.05%, 03/22/2053(d)	45,000	40,918
5.20%, 03/22/2063(d)	39,000	35,221
		318,567
Pharmaceuticals–0.45%
Eli Lilly and Co.,
4.70%, 02/27/2033	61,000	58,745
4.88%, 02/27/2053	58,000	53,319
4.95%, 02/27/2063	32,000	29,075
Merck & Co., Inc.,
4.90%, 05/17/2044	159,000	145,190
5.00%, 05/17/2053	39,000	35,499
5.15%, 05/17/2063	53,000	48,379
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 05/19/2033	96,000	90,785
5.30%, 05/19/2053	168,000	156,222
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	156,655
		773,869
Principal Amount		Value
Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	$86,000	$83,932
Property & Casualty Insurance–0.03%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	45,000	43,002
Rail Transportation–0.14%
Norfolk Southern Corp.,
5.05%, 08/01/2030	80,000	77,136
5.35%, 08/01/2054	106,000	96,943
Union Pacific Corp.,
2.15%, 02/05/2027	6,000	5,421
4.50%, 01/20/2033	29,000	27,026
5.15%, 01/20/2063	30,000	26,636
		233,162
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	6,000	4,380
Regional Banks–0.57%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,433
2.64%, 09/30/2032	10,000	6,984
5.64%, 05/21/2037(e)	25,000	20,954
Huntington Bancshares, Inc., 6.21%, 08/21/2029(e)	335,000	327,901
M&T Bank Corp., 5.05%, 01/27/2034(e)	45,000	38,949
Santander Holdings USA, Inc., 3.50%, 06/07/2024	5,000	4,896
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(e)	221,000	222,326
Truist Financial Corp.,
6.05%, 06/08/2027(e)	100,000	98,947
4.87%, 01/26/2029(e)	51,000	47,892
4.92%, 07/28/2033(e)	35,000	29,716
6.12%, 10/28/2033(e)	19,000	18,286
5.12%, 01/26/2034(e)	51,000	45,625
5.87%, 06/08/2034(e)	107,000	100,786
		965,695
Reinsurance–0.00%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	5,000	3,116
Renewable Electricity–0.00%
NSTAR Electric Co., 4.55%, 06/01/2052	6,000	4,876
Restaurants–0.44%
McDonald’s Corp.,
4.80%, 08/14/2028(c)	317,000	310,245
4.95%, 08/14/2033	264,000	251,937
5.15%, 09/09/2052	26,000	23,330
5.45%, 08/14/2053	182,000	171,365
		756,877
Retail REITs–0.05%
Agree L.P., 2.00%, 06/15/2028	5,000	4,141
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Retail REITs–(continued)
NNN REIT, Inc.,
5.60%, 10/15/2033	$65,000	$61,312
3.50%, 04/15/2051	6,000	3,779
Realty Income Corp., 5.63%, 10/13/2032	10,000	9,678
Regency Centers L.P., 2.95%, 09/15/2029	5,000	4,261
Spirit Realty L.P., 3.20%, 01/15/2027	6,000	5,442
		88,613
Self-Storage REITs–0.41%
Extra Space Storage L.P., 5.70%, 04/01/2028	25,000	24,730
Prologis L.P.,
4.88%, 06/15/2028	80,000	78,016
4.63%, 01/15/2033	26,000	24,081
4.75%, 06/15/2033	119,000	109,760
5.13%, 01/15/2034	79,000	74,674
5.25%, 06/15/2053	164,000	147,669
Public Storage Operating Co.,
5.13%, 01/15/2029	23,000	22,650
5.10%, 08/01/2033	148,000	141,569
5.35%, 08/01/2053	88,000	80,508
		703,657
Semiconductors–0.16%
Foundry JV Holdco LLC, 5.88%, 01/25/2034(d)	272,000	260,124
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	4,000	3,563
3.00%, 06/01/2031	5,000	3,914
		267,601
Single-Family Residential REITs–0.19%
Invitation Homes Operating Partnership L.P., 5.45%, 08/15/2030	330,000	314,528
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,312
		316,840
Specialized Finance–0.00%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	8,000	5,811
Systems Software–0.12%
Oracle Corp.,
6.25%, 11/09/2032	71,000	71,916
4.90%, 02/06/2033	74,000	68,239
6.90%, 11/09/2052	27,000	27,841
5.55%, 02/06/2053	41,000	35,952
VMware, Inc., 3.90%, 08/21/2027	4,000	3,729
		207,677
Tobacco–0.48%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	47,000	45,120
7.08%, 08/02/2053	51,000	48,225
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.13%, 11/17/2027	$23,000	$22,534
4.88%, 02/15/2028	181,000	175,456
5.25%, 09/07/2028	186,000	182,209
5.13%, 02/15/2030	202,000	193,824
5.63%, 09/07/2033	165,000	158,732
		826,100
Trading Companies & Distributors–0.02%
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(d)	43,000	38,332
Transaction & Payment Processing Services–0.29%
Fiserv, Inc.,
5.38%, 08/21/2028	213,000	210,381
5.63%, 08/21/2033	163,000	157,999
Mastercard, Inc., 4.85%, 03/09/2033	117,000	113,101
PayPal Holdings, Inc., 5.05%, 06/01/2052	9,000	8,149
		489,630
Wireless Telecommunication Services–0.21%
T-Mobile USA, Inc.,
5.05%, 07/15/2033	61,000	56,618
5.75%, 01/15/2034	190,000	185,420
5.65%, 01/15/2053	70,000	63,993
6.00%, 06/15/2054	61,000	58,186
		364,217
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,435,664)		42,345,165
U.S. Government Sponsored Agency Mortgage-Backed Securities–16.26%
Collateralized Mortgage Obligations–0.33%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2023(i)	16	0
6.50%, 02/25/2032 to 02/25/2033(i)(j)	79,650	12,291
7.00%, 04/25/2032(i)	2,809	550
6.00%, 06/25/2033 to 09/25/2035(i)(j)	67,391	10,430
5.50%, 09/25/2033 to 06/25/2035(i)	132,803	20,996
Fannie Mae REMICs,
5.50%, 12/25/2025 to 07/25/2046(i)	155,096	108,737
4.00%, 08/25/2026 to 08/25/2047(i)	93,362	16,129
6.00%, 11/25/2028	10,193	10,162
5.68% (30 Day Average SOFR + 0.36%), 08/25/2035(g)	9,848	9,697
4.66% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(g)	20,538	22,348
4.29% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(g)	12,231	12,962
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(g)	9,800	9,831
5.00%, 04/25/2040	8,448	8,322
IO, 3.00%, 11/25/2027(i)	41,192	1,505
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.67% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(g)(i)	$18,232	$864
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(g)(i)	29,398	2,278
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(g)(i)	6,352	500
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(g)(i)	7,655	767
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(g)(i)	90,071	8,607
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(g)(i)	7,708	384
2.82% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(g)(i)	42,144	5,064
2.12% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(g)(i)	5,664	520
0.62% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(g)(i)	19,799	651
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(g)(i)	2,783	152
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(g)(i)	148,973	6,639
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(g)(i)	56,439	3,329
3.50%, 08/25/2035(i)	184,870	21,791
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(g)(i)	15,785	959
1.11% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(g)(i)	28,783	1,598
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(g)(i)	35,863	2,234
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(g)(i)	120,609	9,683
0.47% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(g)(i)	311,817	17,332
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	3,964,067	10,406
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,552,313	11,311
Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	2,016,575	22,762
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	1,981,831	38,867
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	1,591,671	65,845
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
IO, 2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(g)(i)	$19,837	$476
3.00%, 06/15/2027 to 05/15/2040(i)	137,247	5,427
2.50%, 05/15/2028(i)	31,480	1,161
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(g)(i)	120,054	4,623
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(g)(i)	6,161	253
1.29% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(g)(i)	44,083	1,780
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(g)(i)	6,608	521
0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(g)(i)	3,714	233
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(g)(i)	24,860	1,444
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(g)(i)	12,219	622
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(g)(i)	46,631	3,739
4.00%, 03/15/2045(i)	14,874	712
6.50%, 03/15/2032 to 06/15/2032	35,063	35,542
3.50%, 05/15/2032	8,317	7,799
4.85% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(g)	4,058	4,484
5.83% (30 Day Average SOFR + 0.51%), 09/15/2035(g)	20,005	19,575
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(i)	11,460	893
3.00%, 12/15/2027(i)	52,373	2,398
3.27%, 12/15/2027(j)	13,514	555
6.50%, 02/01/2028(i)	2,605	238
6.00%, 12/15/2032(i)	11,769	1,416
PO, 0.00%, 06/01/2026(k)	2,193	2,068
		572,462
Federal Home Loan Mortgage Corp. (FHLMC)–0.27%
9.00%, 01/01/2025 to 05/01/2025	97	98
6.50%, 07/01/2028 to 04/01/2034	6,415	6,462
7.00%, 10/01/2031 to 10/01/2037	18,127	18,502
5.00%, 12/01/2034	409	395
5.50%, 09/01/2039 to 06/01/2053	451,438	438,677
		464,134
Federal National Mortgage Association (FNMA)–0.33%
7.50%, 01/01/2033	14,912	15,196
6.00%, 03/01/2037	38,696	39,369
4.00%, 05/01/2052	559,800	502,763
		557,328
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–4.33%
7.50%, 06/15/2024	$196	$195
IO, 1.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(g)(i)	101,651	5,465
1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(g)(i)	46,719	2,040
4.50%, 09/16/2047(i)	133,191	21,084
0.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(g)(i)	113,472	10,928
TBA, 2.50%, 10/01/2053(l)	4,465,000	3,649,955
4.50%, 10/01/2053(l)	2,206,000	2,038,051
5.50%, 10/01/2053(l)	1,715,000	1,664,354
		7,392,072
Uniform Mortgage-Backed Securities–11.00%
TBA, 2.00%, 10/01/2053(l)	7,935,458	6,037,768
3.50%, 10/01/2053(l)	2,800,000	2,408,219
4.00%, 10/01/2053(l)	1,039,000	925,116
4.50%, 10/01/2053(l)	1,039,000	954,013
5.00%, 10/01/2053(l)	5,082,000	4,794,946
5.50%, 10/01/2053(l)	3,800,000	3,672,492
		18,792,554
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $29,208,692)		27,778,550

Asset-Backed Securities–12.34%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	73,471	41,088
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 04/18/2025	5,422	5,414
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	206,240
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	25,199	23,499
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	86,364	78,972
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	49,294	40,534
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	121,572	98,880
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(n)	223,770	192,434
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)(n)	98,464	97,821
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	384,628
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	96,878
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	283,787
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.79% (3 mo. Term SOFR + 1.44%), 07/25/2034(d)(g)	424,000	420,565
Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$16,639	$13,366
Series 2007-C, Class 1A4, 4.08%, 05/20/2036(m)	5,207	4,534
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 5.01%, 06/25/2034(m)	13,760	13,034
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,502,080	56,006
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	185,243	147,533
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	185,243	140,707
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	172,325	145,683
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	195,323	155,561
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	238,334	181,034
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	85,331	79,598
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	27,280	25,377
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	1,558,012	28,276
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	39,450	36,249
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.30% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(g)	110,000	108,028
Series 2021-VOLT, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(g)	210,000	204,580
Series 2021-VOLT, Class B, 6.40% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(g)	190,000	183,899
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	101,465
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(g)	185,000	181,056
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(g)	110,000	107,543
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(g)	100,000	97,417
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	450,000	450,238
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(j)	750,420	17,339
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(d)(g)	250,000	249,567
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	$4,007	$3,625
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.05%, 01/25/2036(m)	35,852	32,209
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.97%, 11/10/2046(j)	160,082	8
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	10,723	10,682
Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(j)	1,955,357	57,379
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	67,725	64,911
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	186,648	141,774
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(m)	2,440	2,425
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(m)	92,166	75,941
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	126,985	107,649
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(n)	131,357	114,623
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	224,664	203,061
COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	14,772	14,506
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	830,387
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	137,373
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	457,855
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	24,357	14,942
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,858	8,545
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	34,419	28,628
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	43,842	36,488
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(m)	157,653	144,251
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(m)	100,000	84,681
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	231,864	219,944
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	463,730
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	80,041	38,654
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.65% (3 mo. Term SOFR + 1.34%), 01/15/2034(d)(g)	100,056	99,632
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(m)	$10,533	$10,096
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	29,549	24,307
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	118,470	96,743
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(n)	220,018	212,491
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	87,626	86,298
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(g)	99,801	98,702
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(g)	35,747	15,698
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	294,731	248,445
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	77,699	64,536
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	255,388
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.70% (3 mo. Term SOFR + 1.35%), 01/25/2032(d)(g)	275,000	273,045
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	181,031
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	156,145	131,948
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.74%, 07/25/2035(m)	2,954	2,681
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	99,296
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	100,000	100,071
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	328,920
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	24,848	23,457
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	238,741
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.19%, 07/25/2035(m)	18,390	17,896
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	212,298	167,970
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	$270,000	$230,150
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	100,805
Series 2015-C27, Class XA, IO, 1.28%, 02/15/2048(j)	1,889,648	20,093
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.59% (3 mo. Term SOFR + 1.28%), 10/17/2031(d)(g)	268,000	266,748
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(g)	127,786	125,337
Series 2021-BMR, Class B, 6.33% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(g)	211,339	206,530
Series 2021-BMR, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(g)	103,212	100,367
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.73% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(g)	618,000	616,850
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 5.13%, 04/21/2034(m)	7,930	7,597
Med Trust, Series 2021-MDLN, Class A, 6.40% (1 mo. Term SOFR + 1.06%), 11/15/2038(d)(g)	139,331	136,020
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	121,596	102,657
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	118,604	99,945
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	151,861	126,059
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(g)	105,000	103,129
Series 2021-STOR, Class B, 6.35% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(g)	105,000	102,499
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	43,734	42,458
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	687,735
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	615,807	18,092
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	113,402	90,109
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.60% (3 mo. Term SOFR + 1.28%), 04/19/2030(d)(g)	260,473	260,142
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(g)	250,000	249,358
Principal Amount		Value

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(m)	$143,753	$126,079
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	154,488	128,567
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(d)(m)	187,843	163,965
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(n)	113,927	102,725
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(n)	110,000	89,719
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(n)	314,103	311,765
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	134,549	114,037
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030(d)(g)	246,278	245,313
Series 2020-8RA, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/17/2032(d)(g)	366,000	365,781
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.64% (3 mo. Term SOFR + 1.31%), 07/20/2030(d)(g)	218,445	217,901
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/15/2033(d)(g)	339,000	338,323
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.85% (3 mo. Term SOFR + 1.52%), 01/20/2033(d)(g)	272,907	272,759
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	185,466	146,226
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	113,812	95,656
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	207,335	196,151
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.68% (3 mo. Term SOFR + 1.30%), 02/20/2030(d)(g)	193,999	193,468
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,198	2,339
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	18,695	17,760
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	127,968	117,449
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	265,840	230,168
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	117,150	100,132
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	98,000	79,089
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	98,000	72,683
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	93,511	81,245
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	$5,957	$5,532
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	223,775	177,964
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	162,572	135,566
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.86% (3 mo. Term SOFR + 1.55%), 04/18/2033(d)(g)	250,000	250,053
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	153,267	131,130
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(d)(g)	256,000	255,370
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	244,791	206,301
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(j)	1,170,426	31,969
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(n)	39,274	37,170
Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(n)	52,455	49,508
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(m)	7,579	7,431
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(m)	44,039	36,835
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(m)	180,213	150,987
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	60,593	54,086
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(n)	123,710	106,964
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(n)	168,915	152,751
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(n)	89,298	87,103
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(n)	112,871	112,831
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	44,242	39,091
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.69%, 10/25/2033(m)	21,800	20,398
Series 2005-AR14, Class 1A4, 4.07%, 12/25/2035(m)	24,977	22,322
Series 2005-AR16, Class 1A1, 3.90%, 12/25/2035(m)	27,436	24,465
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	40,246	39,879
Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	1,029,909	29,950
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	47,084	43,874
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	141,083
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)	165,000	163,055
Principal Amount		Value

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	$343,000	$285,962
Total Asset-Backed Securities (Cost $23,210,068)		21,072,103
U.S. Treasury Securities–6.34%
U.S. Treasury Bonds–1.88%
4.38%, 08/15/2043	403,700	376,703
3.63%, 05/15/2053	3,412,400	2,826,160
		3,202,863
U.S. Treasury Notes–4.46%
5.00%, 08/31/2025	3,906,800	3,899,170
4.63%, 09/15/2026	301,400	299,940
4.38%, 08/31/2028	297,200	294,274
4.13%, 08/31/2030	544,600	528,687
3.88%, 08/15/2033	2,745,900	2,594,876
		7,616,947
Total U.S. Treasury Securities (Cost $11,128,402)		10,819,810

Agency Credit Risk Transfer Notes–0.43%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 10.43% (30 Day Average SOFR + 5.11%), 11/25/2024(g)	1,549	1,555
Series 2022-R03, Class 1M1, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(g)	210,879	213,443
Series 2022-R04, Class 1M1, 7.31% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(g)	114,844	115,695
Series 2023-R02, Class 1M1, 7.61% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(g)	76,924	78,011
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 9.43% (30 Day Average SOFR + 4.11%), 08/25/2024(g)	27,853	28,063
Series 2022-DNA3, Class M1A, STACR®, 7.31% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(g)	153,230	154,400
Series 2022-DNA6, Class M1, STACR®, 7.46% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(g)	74,471	75,247
Series 2023-DNA1, Class M1, STACR®, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(g)	63,638	64,280
Total Agency Credit Risk Transfer Notes (Cost $723,784)		730,694
Shares
Preferred Stocks–0.31%
Diversified Banks–0.13%
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	240,000	227,561
Diversified Financial Services–0.18%
Apollo Global Management, Inc., 7.63%, Pfd.(c)(e)	11,550	302,494
Total Preferred Stocks (Cost $528,750)		530,055
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Municipal Obligations–0.19%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$100,000	$86,722
Series 2022, RB, 4.35%, 06/01/2041	75,000	63,132
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	181,224
Total Municipal Obligations (Cost $437,948)		331,078
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $158,174,629)		170,756,877
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.24%
Invesco Private Government Fund, 5.30%(o)(p)(q)	2,027,113	$2,027,113
Invesco Private Prime Fund, 5.51%(o)(p)(q)	5,212,578	5,212,578
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,239,955)		7,239,691
TOTAL INVESTMENTS IN SECURITIES–104.22% (Cost $165,414,584)		177,996,568
OTHER ASSETS LESS LIABILITIES—(4.22)%		(7,211,706)
NET ASSETS–100.00%		$170,784,862
Investment Abbreviations:
ADR	– American Depositary Receipt
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $26,605,813, which represented 15.58% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2023.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,488,103	$29,320,393	$(29,781,383)	$-	$-	$2,027,113	$53,967*
Invesco Private Prime Fund	6,397,352	58,179,651	(59,362,875)	(452)	(1,098)	5,212,578	146,019*
Total	$8,885,455	$87,500,044	$(89,144,258)	$(452)	$(1,098)	$7,239,691	$199,986

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	34	December-2023	$6,892,172	$(19,459)	$(19,459)
U.S. Treasury 5 Year Notes	46	December-2023	4,846,531	(52,266)	(52,266)
U.S. Treasury 10 Year Notes	53	December-2023	5,727,312	(92,224)	(92,224)
U.S. Treasury Long Bonds	21	December-2023	2,389,406	(136,055)	(136,055)
U.S. Treasury Ultra Bonds	21	December-2023	2,492,438	(190,311)	(190,311)
Subtotal—Long Futures Contracts				(490,315)	(490,315)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	70	December-2023	(7,809,375)	195,559	195,559
Total Futures Contracts				$(294,756)	$(294,756)

(a)	Futures contracts collateralized by $768,705 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$66,460,745	$688,677	$—	$67,149,422
U.S. Dollar Denominated Bonds & Notes	—	41,935,494	409,671	42,345,165
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	27,778,550	—	27,778,550
Asset-Backed Securities	—	21,072,103	—	21,072,103
U.S. Treasury Securities	—	10,819,810	—	10,819,810
Agency Credit Risk Transfer Notes	—	730,694	—	730,694
Preferred Stocks	302,494	227,561	—	530,055
Municipal Obligations	—	331,078	—	331,078
Money Market Funds	—	7,239,691	—	7,239,691
Total Investments in Securities	66,763,239	110,823,658	409,671	177,996,568
Other Investments - Assets*
Futures Contracts	195,559	—	—	195,559
Other Investments - Liabilities*
Futures Contracts	(490,315)	—	—	(490,315)
Total Other Investments	(294,756)	—	—	(294,756)
Total Investments	$66,468,483	$110,823,658	$409,671	$177,701,812

*	Unrealized appreciation (depreciation).
Invesco V.I. Conservative Balanced Fund